Expense Example	Jun. 09, 2026 USD ($)
Leverage Shares 2X Long ASTS Daily ETF | Leverage Shares 2X Long ASTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long SWMR Daily ETF | Leverage Shares 2X Long SWMR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long GOOGL Daily ETF | Leverage Shares 2X Long GOOGL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long AXTI Daily ETF | Leverage Shares 2X Long AXTI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long TSEM Daily ETF | Leverage Shares 2X Long TSEM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long GFS Daily ETF | Leverage Shares 2X Long GFS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MTSI Daily ETF | Leverage Shares 2X Long MTSI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long SMTC Daily ETF | Leverage Shares 2X Long SMTC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long VIAV Daily ETF | Leverage Shares 2X Long VIAV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long ONTO Daily ETF | Leverage Shares 2X Long ONTO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long APH Daily ETF | Leverage Shares 2X Long APH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long TEL Daily ETF | Leverage Shares 2X Long TEL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long FN Daily ETF | Leverage Shares 2X Long FN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long JBL Daily ETF | Leverage Shares 2X Long JBL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long KEYS Daily ETF | Leverage Shares 2X Long KEYS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long ASX Daily ETF | Leverage Shares 2X Long ASX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long HPE Daily ETF | Leverage Shares 2X Long HPE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long ADI Daily ETF | Leverage Shares 2X Long ADI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long MCHP Daily ETF | Leverage Shares 2X Long MCHP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	315
Leverage Shares 2X Long AEHR Daily ETF | Leverage Shares 2X Long AEHR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 315